CONVERTIBLE BRIDGE LOANS, NET	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE BRIDGE LOANS, NET

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET

A.

During the years ended December 31, 2019 and 2018, the Company entered into certain Convertible Bridge Loan Agreements (the “2019 and 2018 Loan Agreements”), under which the Company obtained an aggregate net cash amount of $1,443 and $27, respectively, (which represented 90% of the gross Principal Amount of the loans) (the “Net Principal Amount”) from several private lenders (the “Lenders”).

The Principal Amount has been originally issued with 10% discount of aggregated amount of $163, bear interest at a flat rate of 10% (the “Interest”) and have a maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”). The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans were presented as current liability. Subject to the Company’s discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans were reclassified to non-current liability.

As part of the transaction, the Company issued to the Lenders Convertible Promissory Notes (the “Notes”) and two freestanding ordinary share purchase warrants for the purchase of ordinary shares (the “First Warrant” and the “Second Warrant”, respectively and together “Warrants”).

The First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Principal Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Principal Amount. The term of the First Warrant is three years from the date of the determination of the exercise price. The First Warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. The First Warrant permits the lenders to receive a variable number of shares of common stock upon exercise and therefore was accounted for as non-current financial derivative. See also Note 12.

The Second Warrant provides the Lenders an additional 25% warrant coverage, under the same terms as the aforesaid warrant, except the exercise price which is equal to 150% of the closing bid price of the Company’s shares on the day prior to the closing of the bridge loan transaction. The Second Warrant permits the lenders to receive fixed number of shares of common stock upon exercise and therefore was classified as additional paid-in capital versus discount on the Notes.

At the initial date, the management by assistance of third-party appraiser measured the First Warrant at fair value in total amount of $205. The remaining amount of the net proceeds in total amount of $938 and $326 were allocated to the Notes and Second Warrant, respectively, based on their relative fair value. See also Note 2X.

In addition, on December 17, 2018 (the “Effective Date”), the Company entered into Engagement Agreement (the “Agreement”) with Alternative Execution Group LLC (“AEXG”) whereby AEXG will render non-exclusive advice and service to the Company concerning equity and/or debt financing with certain Related Parties as defined in the Agreement.

In consideration for AEXG’s non-exclusive services with respect to the 2019 and 2018 Loan Agreements, during the year ended December 31, 2019, the Company incurred cash and non-cash expenses in form of stock warrants (“Placement Agent Warrant”) in total aggregate amount of $158 which was allocated to the identified components of 2019 and 2018 Loan Agreements (i.e. convertible bridge loans, First Warrant and Second Warrant) consistent with the allocation of the proceeds issuance expenses. Consequently, an amount of $101 out of which was recorded as additional discount of the convertible bridge loans at the outset of the transactions.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

B.	Amendments to 2019 and 2018 Loan Agreements:

1.

On December 2, 2019, the Company entered into first amendment to the 2019 and 2018 Loan Agreements with one of the lenders whereby it was determined to extend the original Maturity Date of applicable Note until February 14, 2020 and the Company shall not be deemed to have been in default due to not having repaid the Loan Principal and Interest by the original maturity date unless the Company does not obtain additional bridge financing in an amount no less than $500 (the “Additional Bridge”) on or before December 13, 2019 (the “Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date was waived by the lender, unless such conversion is either (a) at the Fixed Conversion Price as defined in the amendment or (b) upon an Event of Default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the amendment (ii) the Interest shall be amended to be at a rate of 24% and (iii) the Company issued the lender 500,000 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time after the issuance date and up to five years thereafter (the “Third Warrant”).

2.

On December 10, 2019, the Company entered into convertible note extension agreement and lock-up agreement with another lender whereby it was determined to extend the original Maturity Date of applicable Note until February 2020 (the “Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Principal Amount and accrued Interest prior to the Amended Maturity Date was waived by the lender, but the lender has at any time after the effectiveness of the Company’s Registration Statement on Form F-1 that is being filed pursuant to the Company’s proposed public offering and Uplisting (including immediately prior to an Event of Default) the option to convert the applicable Principal Amount and accrued Interest into the units that are being registered pursuant to the Company’s proposed public offering and Uplisting (the “Units”), at a conversion price equal to 70% of the price of the Units in such public offering, subject to the availability of Units registered pursuant to the Company’s registration statement for such public offering and (ii) the Company issued the lender 350,000 newly issued restricted ordinary shares, par value NIS 0.01 each and 1,666,667 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time commencing six months after the issuance date and up to three years thereafter (the “Third Warrant”).

3.	On January 9, 2020, the Company entered into second amendment to the 2019 and 2018 Loan Agreements with one of the lenders whereby it was determined to extend the Amended Maturity Date of applicable Note until March 31, 2020 and the Company shall not be deemed to have been in default due to it not having repaid the Loan Principal and Interest by the original maturity date unless the Company does not obtain additional bridge financing in an amount no less than the aforesaid Additional Bridge on or before January 31, 2019 (the “Second Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date was waived by the lender (ii) the Principal Amount shall be amended by increasing from $101 to $127 and (iii) the Company issued the lender 1,000,000 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.10 per stock warrant at any time commencing the issuance date and up to five years thereafter (the “Fourth Warrant”).

4.	On February 20, 2020, the Company entered into Convertible Note Extension Agreements (the “Amendments”) with certain institutional investors who participated in the Company’s 2019 and 2018 Loan Agreements, under which it was agreed to extend the maturity of those notes to August 14, 2020 (the “Amended Maturity Date”). The institutional investors shall not be entitled to convert the Loan Principal plus Interest prior to the Amended Maturity Date, unless such conversion is either (i) at the Fixed Conversion Price as defined in the Amendments or (ii) upon an event of default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the Amendments.

In addition to the warrants issued to the institutional investors pursuant to the original terms of the 2019 and 2018 Loan Agreement, the Company (i) issued to the institutional investors a third Warrant (the “Third Warrant”) providing the institutional investors with a right to purchase 20,792,380 Third Warrant Shares, at an exercise price equal to $0.10 per Third Warrant Share and (ii) paid cash payment of $35. The Investor may exercise the Third Warrant after the issue date and up to 5 years thereafter.

Moreover, the Company has entered into lock-up agreements with the institutional investors that preclude them from selling common shares in the market until August 20, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

B.	Amendments to 2019 and 2018 Loan Agreements (Cont.):

5.

On September 1, 2020, the Company entered into Amendment No. 2 to the 2019 and 2018 Loan Agreements (the “Amendment”) with certain lenders whereby it was determined to (i) reextend the Original Maturity Date of applicable Note until October 15, 2020 (the “Second Amended Maturity Date”) and (ii) the Note shall accrue interest at the rate of 15% per annum, accruing on the outstanding Loan Principal from and after the Original Maturity Date, through and including the date the Note is paid in full. All accrued interest shall be due on the Second Amended Maturity Date. Upon occurrence and continuation of an Event of Default, the interest rate on the Note shall be at the rate of 20% per annum.

In exchange for the aforesaid amendments the Company shall (i) pay upfront fee to each of the lenders in an amount equal to 5% of the principal balance of the Note held by such lender (ii) issue shares of its common stock to each lender with a market value equal to 5% of the principal balance of the Note held by such lender, based on the closing price of the share of the Company’s common stock reported on a public exchange as of the date of the Amendment (iii) the exercise price of each of the First Warrant, Second Warrant and Third Warrant (together referring as “Warrant”) shall be amended to be the lesser of (a) the share price of the share of the Company’s common stock reported on a public exchange as of the Second Amended Maturity Date or (b) the exercise price as set forth in the applicable Warrant and (iv) reimburse the lenders for reasonable fees and expenses incurred by them in execution of the Amendment.

The Company shall pay a default fee for each of the applicable lender in an amount equal to 5% of the principal balance of the Note held by such lender if the Company fails to pay the outstanding Loan Principal and Interest on the Second Amended Maturity Date.

During the year ended December 31, 2020, the Company issued 309,427 ordinary shares representing 5% of the principal balance of the Note and paid the required upfront fee in cash an amount of $19 representing 5% of the principal balance of the Note.

During the year ended December 31, 2019, the management has determined by using the assistance of third-party appraiser that the fair value of the modified loan plus the fair value of the ordinary shares and stock warrants approximately amounted to the fair value of the convertible bridge loans prior to the modification date. The Company reduced the non-current balance of the convertible bridge loan in total amount of $355 and recorded an amount of $25 and $138 which represented the fair value at the commitment date of ordinary shares to be issued and issued stock warrants, respectively, as an increase of additional paid-in capital. In addition, due to waiver of the conversion feature and the new Amended Maturity Date that was determined, the fair value of the applicable loans in total amount of $192 (which was off-set by embedded BCF in total amount of $80 which was recorded versus increase of additional paid-in capital) was classified as current liability on the balance sheet as of December 31, 2019.

During the year ended December 31, 2020, the management has determined by using the assistance of third-party appraiser that the fair value of the modified loans amounted to $697 plus the cash payment amounted to $54 plus the fair value of the Third Warrant and shares amounted to $416 are considered as substantially different from the fair value of the convertible bridge loans amounted to $4,918 prior to the exchange date. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant and shares were initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $3,751 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

C.	During the three months period ended March 31, 2020, the Company entered into certain Convertible Bridge Loan Agreements (the “March 2020 Loan Agreements”), under which the Company obtained an aggregate net cash amount of $697 (which representing 70% of the gross Principal Amount of the loans) (the “Net Principal Amount”) from several private lenders (the “Lenders”).

The Loan Amount has been originally issued with 30% discount of aggregated amount of $299, bear interest at a flat rate of 10% (the “Interest”). However, upon occurrence of any uncured Event of Default as defined in March 2020 Loan Agreements, and in the event that Lenders at their sole discretion elect to allow the Company to continue with repayment of the Loan Amount and Interest after an Event of Default, the Interest rate on the unpaid Loan Amount will be changed to 18% or the highest interest rate currently allowable under Nevada law for loans of this amount (the “Default Interest Rate”). The Loan Amount has maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”) but the Company may repay the Loan Amount prior to the Maturity Date with 20% penalty. From the initial recognition and until the Maturity Date, the loans were presented as current liability.

As part of the transaction, the Company also issued 31,236,042 warrants to purchase of the same number of ordinary shares at an exercise price of $0.10 per share. The warrants shall be cashless exercisable with full rachet anti-dilution for a period of 5-years from the issuance date (the “Warrants”).

At the earlier of the effective date of Registration Statement as defined in March 2020 Loan Agreements or 6-months period after the Effective Date provided that the Net Principal Amount and Interest were not repaid in cash by the Company, the Lenders at their sole option, may convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued interest, in whole or in part, into shares of the common stock of the Company (the “Common Stock”). Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (i) the closing market price on the date of closing and (ii) 50% of the lowest trading price on the primary trading market on which the Company’s Common Stock is quoted for the last 10 trading days immediately prior to but not including the Conversion Date (“Conversion Price”). Following the Maturity Date, the convertible loans are reclassified to non-current liability.

Upon the occurrence of any uncured Event of Default, the Holder at any time, at its sole discretion, may elect to immediately (without prior notice) convert the outstanding Loan Amount, or any portion of the Loan Amount, and any accrued Interest, in whole or in part, into shares of the Common Stock, according to the terms of March 2020 Loan Agreements.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $236 and $461, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, in subsequent periods, the Note instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity. Due to the Company discrete decision not to repay the loan for cash), the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss

(see also Note 2W). Consequently, the Company recorded expenses amounted to $1,985 and $756 related to remeasurement of the Note and the discount amortization of the Note as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

D.	Amendments to March 2020 Loan Agreements:

1.

During the three months period ended June 30 2020, the Company entered into amendment to March 2020 Loan Agreements with one of the lenders whereby it was determined to extend the original Maturity Date of applicable Note by another 90-days from the original Maturity Date (the “Amended Maturity Date”) in exchange for (i) waiver of the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date and (ii) issuance of 720,000 shares of restricted common stock.

2.	During the three months period ended June 30 2020, the Company entered into amendment to March 2020 Loan Agreements with the other lenders whereby it was determined to extend the maturity date of applicable Notes by another 90-days from the original Maturity Date (the “Amended Maturity Date”). The amended term were as follows: (i) the conversion feature of the applicable Principal Amount and accrued Interest prior to the Amended Maturity Date was waived by the lenders, but the lenders shall be entitled to conversion only until a reverse split in the Company’s shares, and thereafter will be redeemed at the Nasdaq listing or at the Amended Maturity Date, whichever is first. If a Nasdaq listing occurs prior to the Amended Maturity Date, the Company will redeem the outstanding note. If a Nasdaq listing does not happen by the Amended Maturity Date, the lender will be entitled to convert or request redemption at its option; (ii) the Company will pay in cash to lenders 10% of the outstanding balance of the note within 25 days from the amendment date and 10% of the outstanding balance in equity in consideration for the extension of the loan and (iii) the Third Warrants will be cashless exercised upon the Company listing its ordinary shares on the Nasdaq.

Due to elimination of a substantive conversion option, it was determined that the amended terms are substantially different than the original terms and accordingly the modification was accounted for as an extinguishment of the modified loans. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant was initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $97 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

E.

On April 24, 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $200 (which representing 20% of the gross Principal Amount of the note) from several private lenders (the “Lenders”).

The Note was issued with 20% original issue discount totaling $50, bears interest at a flat rate of 8% (which shall be increased to a rate of 12% upon the occurrence of an Event of Default (as defined in the Note)) and has a maturity date of April 24, 2021 unless extended at the option of Lenders for an additional term of 180 days (the “Maturity Date”). The Company shall have the right to prepay all or any part of the principal under the Note without penalty upon not less than 10 days prior written notice to Lenders.

The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to $0.08 (the “Optional Conversion Price”). In the event the Company completes an uplisting to Nasdaq (the “Mandatory Conversion Event”), the conversion price shall equal to the lower of (i) 80% of the common share price as determined in the Mandatory Conversion Event; and (ii) the Optional Conversion Price.

The Lenders are also entitled to an amount of 1,250,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $135 and $65, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument.

The embedded conversion feature was recognized in total amount of $127 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss and the remaining amount of $8 was allocated to the host loan instrument, less any related issuance costs. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses amounted to ($60) and $81 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

F.	On June 12, 2020 (the “Issuance Date”), the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $50 (which representing 84% of the gross Principal Amount of the note) from a private lender (the “Lender”).

The Note was issued with 20% original issue discount totaling $12.5, bears interest at a flat rate of 2% and has a maturity date of June 12, 2021 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lender is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company’s shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the “Conversion Price”).

The Lenders are also entitled to an amount of 500,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $61 and $10, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $60 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $21 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses amounted to $10 and $9 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

G.	On June 15, 2020 (the “Issuance Date”), the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $315 (which representing 84% of the gross Principal Amount of the note) from a private lender (the “Lender”).

The Note was issued with 16% original issue discount totaling $60, bears interest at a flat rate of 2% and has a maturity date of June 15, 2021 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lender is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 80% of the lower of (i) the lowest closing bid price on the trading day prior to the Issuance Date or (ii) the lowest trading price of the ordinary shares as reported by the trading market on which the Company’s shares are traded, for the 20 prior trading days including the day upon which a conversion notice is received (the “Conversion Price”).

Upon occurrence of Sale Event (as defined in the Note), upon the Lender request, the Company shall redeem the Note in cash in an amount equal to 150% of the principal amount, plus accrued but unpaid interest through the redemption date, or at the Lender election, such Lender may convert the unpaid principal amount of the Note and interest into ordinary shares of the Company at the Conversion Price immediately prior to such Sale Event. At the closing date and December 31, 2020, the management considered Sale Event as remotely.

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

It was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. Upon initial recognition, the management by assistance of third-party appraiser recognized an embedded conversion feature in total amount of $374 and in subsequent periods as derivative liability at fair value through profit and loss. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity. The excess of the fair value of identified instruments over net proceeds amounted to $60 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

The Company recorded expenses amounted to $173 and $23 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

H.	In June and July 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Redeemable Note (“Note”), under which the Company received net cash of $300 (which representing 75% of the gross Principal Amount of the note) from two private lenders (the “Lenders”).

The Note was issued with 25% original issue discount totaling $100, bears interest at a flat rate of 2% and has a maturity date of December 22, 2020 (the “Maturity Date”) on which all principal and interest is due and payable in one payment.

During the first 40 days after the Issuance Date, the Company has the right to redeem the Note at a price equal to 125% of the Note’s face amount.

The Lenders are entitled, at its option, at any time, to convert all or any amount of the principal face amount of the Note and the accumulated Interest then outstanding into the Company’s ordinary shares at a price equal to 150% of the closing price on the closing date and will be effective for 40 trading days from the closing date. After the initial 40 trading days, the conversion price shall equal to the lower of (i) 60% of the lowest volume weighted average price trading price for the common stock as reported at the market reporting trade prices for the common stock during the 10 trading days immediately prior to conversion, and including, the date of the conversion notice; and (ii) 150% of the closing price on the closing date and the closing price on the effectiveness date of the registration statement, including the day upon which a conversion notice is received by the Company (the “Conversion Price”).

Upon the occurrence of an Event of Default (as defined in the Note), the Note shall accrue interest at the lower of (i) 24% per annum or (ii) the highest rate of interest permitted by law. In addition, the Company may be subject to the daily penalty pending of default scenario as described in the Note.

The Note is entitled to a disbursement of shares of 2,000,000 Ordinary Shares of the Company in consideration for issuing the notes (the “Commitment Shares”). On January 18, 2021, the Commitment Shares have been issued to the Lenders.

The Lenders are also entitled to an amount of 3,000,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note, the shares and the detachable warrants in total amount of $360, $42 and $51, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $359 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $153 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

As of December 31, 2020, upon the occurrence of an Event of Default in which the Note was not repaid before or at the Maturity Date (due to the Company discrete decision not to repay the loan for cash), the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss (see also Note 2W). Consequently, the Company recorded expenses amounted to $723 and ($359) related to remeasurement of the Note and its embedded conversion feature as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

I.	In July 2020, the Company entered into a Securities Purchase Agreement with institutional and high net worth investors (the “July 2020 Loan Agreements” and “Lenders”, respectively), under which the Company agreed to issue to the Lenders secured promissory convertible notes in an aggregate principal amount of $1,881 (the “Convertible Note”). The Company received net cash of $1,350 (which representing 71.8% of the gross Principal Amount of the note) from the Lenders. The Convertible Note bears interest at a flat rate of 2% (the “Interest”) and have a maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”). At Maturity Date the Company may pay the lender the loan principal and accrued interest in cash or at the option of the lender in shares of the Company.

The Convertible Note may be redeemed at any time at an amount equal to 125% of the outstanding loan principal and unpaid interest. The Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 60% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including conversion date) or (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares.

Upon event of default as defined in the Securities Purchase Agreement, the Lenders may require the Company to redeem all or any portion of the note at the greater of default interest rate of 18% or the maximum rate permitted under applicable law (the “Event of Default Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Price for each 30 day period during which redemptions fail to be made. In addition, the Lenders may convert the loan principal and accrued interest by 150% of the closing bid price and will be effective for 40 days following the closing date. After the initial 40 days, the conversion price shall equal the lower of (i) 35% of the lowest VMAP trading price for the common stock as reported on the market reporting trade prices for the common stock during 11 trading days immediately prior to the conversion date (including the conversion date), (ii) 150% of the closing bid price on the closing date and (iii) 150% of the closing bid price on the effectiveness date of the Company’s registration statements registering the conversion shares

The Lenders are also entitled to an amount of 10,513,513 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”). If at the time of exercise hereof there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of the Warrant Shares to the Lenders, then the Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”. In addition, the Lenders are entitled to an option to require the Company to purchase the Warrant for cash in an amount equal to their Black-Scholes Option Pricing Model value (the Black-Scholes Model), in the event that certain fundamental transactions (which some of them are not considered solely within the control of the Company) as defined in the warrant agreement, occur.

The Company also entered into a Security Agreement with one of the lenders under which the Company granted a security interest to the lender in all equipment now existing or hereafter arising or acquired (see also Note 11K).

The Company also issued the Lenders an amount of 7,333,333 shares as a commitment fee (the “Commitment Shares”) and an additional 2,000,000 shares as a diligence fee (the “Diligence Shares”) to one of the Lenders.

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note, the shares and the detachable warrants in total amount of $1,710, $230 and $237, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $1,708 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $826 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

The Company recorded expenses amounted to ($66) and $1,543 related to remeasurement of the embedded conversion feature and the discount amortization of the host loan instrument as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

J.	On August 21, 2020, the Company entered into a Securities Purchase Agreement for issuance of Convertible Promissory Note (“Note”), under which the Company received net cash of $175 (which representing 30% of the gross Principal Amount of the note) from private lender (the “Lender”).

The Note was issued with 25% original issue discount totaling $75, bears interest at a flat rate of 10% and has a maturity date of November 21, 2020 (the “Maturity Date”) on which all principal and interest is due and payable in one payment. The Company may, at its option, at any time and from time to time, prepay all or any part of the principal balance of this Note before the Maturity Date, with a penalty or premium equal to 20% of the sum of any outstanding Principal and any interest accrued as of the prepayment date.

The Lender at its sole option, may convert the outstanding Principal Amount of the Note, or any portion of the Principal Amount hereof, and any accrued interest, in whole or in part, into shares of the common stock of the Company. Any amount so converted will be converted into common stock of the Company at a price equal to the lower of (1) the closing market price on the date of closing and (2) 60% of the lowest daily volume weighted average price (“VWAP”) of the Common Stock as reported on the market during the 11 trading days immediately prior to but not including the date of conversion (“Conversion Price”). In addition, the Lender must convert any outstanding balances due under the Note within 15 days if, (a) the Company successfully uplists its common stock to trade on the Nasdaq stock exchange, and (2) there is an effective registration statement on file with the Securities and Exchange Commission that includes a registration of the common stock underlying the Note.

The Company agrees to reimburse the Lender’s certificate processing cost by adding $1.5 to the Principal for each note conversion effected by Lender.

Upon the occurrence of an Event of Default (as defined in the Note), there shall be a default charge equal to 30% of the sum of any unpaid principal plus any interest accrued as of the default date. In the event that Lender at its sole discretion elects to allow the Company to continue with repayment of the principal and interest on the Note after an Event of Default, the interest rate on the unpaid principal of the Note will be change to 18% or the highest interest rate currently allowable under Nevada law for loans of the above amount (the “Default Interest Rate”).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

The Lender is also entitled to an amount of 8,000,000 warrants to purchase the same number of ordinary shares for a period of five years at an exercise price equal to $0.10 subject to certain adjustments (the “Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Note and the detachable warrants in total amount of $267 and $123, respectively. The amount allocated to the warrants was classified as a component of permanent equity (as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price), net of any related issuance costs.

Furthermore, it was determined that the embedded conversion feature is required to be bifurcated from the host loan instrument. The embedded conversion feature was recognized in total amount of $266 upon initial recognition and in subsequent periods as derivative liability at fair value through profit and loss. The excess of the fair value of identified instruments over net proceeds amounted to $215 was recorded as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. In subsequent periods, the host loan instrument is accounted for using the effective interest method over the term of the loan, until its stated maturity.

As of December 31, 2020, upon the occurrence of an Event of Default in which the Note was not repaid before or at the Maturity Date (due to the Company discrete decision not to repay the loan for cash), the loan become subject to the provisions of ASC 480, “Distinguishing Liabilities and Equity” as it become an obligation that will be settled by issuance of a variable number of shares (stock settle obligation) and as such is measured at fair value through profit or loss (see also Note 2W). Consequently, the Company recorded expenses amounted to $463 and ($266) related to remeasurement of the Note and its embedded conversion feature as part of the “finance expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

K.	Amendments to July 2020 Loan Agreement:

On November 4, 2020 (the “Effective Date”), the Company entered into amendment to July 2020 Loan Agreement with the one of its lenders, under which it was determined to as follows: (i) the lender consented the Company entering into the Secured Convertible Equipment Loan Agreements (see also Note 8A above); (ii) the lender subordinated its security interest in the four Liquid Handler Machines to the security interest that will be granted by the Company to the lender parties under the Secured Convertible Equipment Loan Agreements (see also Note 8H above); (iii) the lender waived the Registration Statement Events of Default (with respect to the Registration Statement Event of Default, the Company shall be granted an extension of 60 days from the Effective Date to cause the Registration Statement registering for resale the ordinary shares of the Company held by lender to be declared effective); (iv) the lender waived its rights under the most favored nation clause only with respect to the Secured Convertible Equipment Loan Agreements and only under the condition that other creditors of the Company also waive their rights under any most favored nation clauses they may be otherwise entitle to with respect to the Secured Convertible Equipment Loan Agreements and (v) the Note shall be amended as follows: (i) the Conversion Price shall in no event be greater than $0.05; (ii) an amount equal to 25% of the total outstanding amount due under the Note shall be added to the Principal amount and (iii) an additional 2.5 million warrants shall be issued in the same form as those issued pursuant to the Purchase Agreement.

The management has determined by using the assistance of third-party appraiser that the fair value of the modified loans amounted to $1,434 plus the fair value of the Third Warrant amounted to $115 are considered as substantially different from the fair value of the convertible bridge loans amounted to $1,100 prior to the exchange date. Consequently, the original convertible bridge loans were derecognized, the new loans were initially recorded at fair value as current financial liability and the Third Warrant was initially recorded at fair value as an increase of additional paid-in capital. The Company recorded an extinguishment amount of $449 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

L.	On December 31, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with a private lender (the “Lender”), under which at the Effective Date and for the purpose for purchasing two Liquid Handler Machines (the “Collateral”) to be placed in the laboratory of a Company’s client, the Company will receive from the Lender a net cash amount of $450 which is including an original issue discount at the rate of 40% valued at $300, representing a face value of $750 for the loan (the “Aggregate Loan Principal Amount”).

In addition, under the terms of the Secured Convertible Equipment Loan Agreement, the Lender will be entitled to receive a royalty at a rate of 12.5% of all amounts resulting from any diagnostic tests performed by the two liquid handler machines. During the initial payback period and up until the earlier of either (a) April 30, 2021, or (b) the aggregate loan amount is paid in full, all royalty payments made to Lender will be counted towards their loan balance. Thereafter, the royalties continue so long as the machines are in use.

Through December 31, 2020 the Aggregate Loan Principal Amount has not been received.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 - CONVERTIBLE BRIDGE LOANS, NET (Cont.)

The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans, notes and similar instruments during the year ended December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Opening balance	$3,427	$-
Plus: Net cash consideration received	2,390	-
Less: Fair value of derivative liability related to bifurcated embedded conversion feature	(2,893)	-
Less: Fair value of detachable instruments accounted for as equity component	(758)	-
Plus: Changes in terms of straight loans to convertible loans	1,185	1,796
Less: Partial conversion of convertible bridge loans into equity	(4,639)	(336)
Less: Modification of convertible bridge loans transactions	(3,375)	(355)
Plus: Amortization of discounts and accrued interest expenses	1,655	-
Plus: Change in fair value of convertible bridge loans	8,973	2,322
Closing balance	$5,965	$3,427

Commencing the initial recognition date through December 31, 2019, Principal Amount and unpaid Interest in total amount of $336 have been converted into 1,811,864 Ordinary shares. Following such partial conversion of bridge loans into ordinary shares, the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount of $60 was reclassified into additional paid-in capital. See also Note 12.

During the year ended December 31, 2020, Principal Amount and unpaid Interest in total amount of $4,639 have been converted into 64,630,113 Ordinary shares. Following such partial conversion of bridge loans into ordinary shares, the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount of $651 was reclassified into additional paid-in capital. See also Note 12.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)